Benefit Plans - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Agreement age	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2015
Multiemployer Plans [Abstract]
401(k) Plan service requirement, more than one year	1 year
401(k) Plan minimum age requirement | age	21
Matching contributions to 401(k) Plan	$ 2.8	$ 2.8	$ 1.9
Percent of workforce subject to a collective bargaining agreement	13.50%			13.20%
Number of collective bargaining agreements expiring within one year | Agreement	5